OTHER ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other payables [abstract]
Schedule of other accounts payables

	December 31,
	2018	2017
	U.S. dollars in thousands
Employees	$1,403	$1,117
Institutions	319	339
Interest payable	11	326
Deferred revenues and advances from customers	255	193
Other	75	23
	$2,063	$1,998